Employee Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jan. 04, 2022
Employee Benefits
Short-term employee benefits	$ 9,918	$ 11,252
Long-term employee benefits		289
Qualifying insurance policies, amount contributed to fair value of plan assets	$ 17,908	$ 17,109
Percentage of defined benefit liability attributable to active members	94.00%	95.00%
Percentage of defined benefit liability attributable to pensioners	6.00%	5.00%
Contributions to be paid	$ 736
Weighted-average benefit	15 years 2 months 12 days	13 years 10 months 24 days
Other expenses		$ 2,147
Other payables	$ 1,488
Actuarial assumption of life expectancy after retirement
Employee Benefits
Period of reasonably possible increase in actuarial assumption	1 year
Increase defined benefit obligation	$ 317
Acquisition of GIS
Employee Benefits
Deferred contingent consideration percentage	39.00%
Short-term employee benefits	$ 453	344
Long-term employee benefits	$ 0	$ 289
Other payables			$ 1,064